Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Period	Dec. 31, 2023 USD ($)
Related Party Transactions [Abstract]
Minimum related party loan	$ 120
Loans and Leases Receivable, Related Parties [Roll Forward]
Total loans at January 1, 2024	16,486
New loans	884
Repayments	(1,239)
Other changes	0
Total loans at December 31, 2024	$ 16,131
Related Party Transactions [Abstract]
Number of reporting period of loan | Period	1
Principal Officers, Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Related party deposit liabilities	$ 22,847	$ 20,123
Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Notes payable to related parties	$ 2,501	$ 2,394
Directors and their Affiliates [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Interest rate	3.15%
Debt instrument, term	8 months
Directors and their Affiliates [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Interest rate	5.25%
Debt instrument, term	24 months